Note Loans Components of Net Financing Leases) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Leases Abstract
Total Minimum Lease Payments	$ 681,198	$ 601,317
Estimated residual value of leased property (unguaranteed)	246,248	210,761
Deferred origination costs, net of fees	9,496	8,309
Unearned financing income	126,797	117,296
Net minimum lease payments	810,145	703,091
Capital Leases - Allowance for loan losses	12,000	7,677
Net minimum lease payments, net of allowance for loan losses	$ 798,145	$ 695,414